Schedule of Disaggregation of Revenue by Product (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total Revenue	$ 336		$ 1,114		$ 747	$ 43
Safety Aparel [Member]
Total Revenue			52		119
Fire Safety Equipment [Member]
Total Revenue			1,044		603
Maintenance and Servicing [Member]
Total Revenue			8		6
Project Supply and Installation [Member]
Total Revenue			$ 10		20
Clinical Trial Supply [Member]
Total Revenue						$ 43